Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR SERIES TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2017
Supplement [Text Block]	spdrst_SupplementTextBlock

SPDR® Series Trust

Supplement Dated November 13, 2017

to the Prospectus Dated October 31, 2017

SPDR Wells Fargo® Preferred Stock ETF

(the “Fund”)

The information under the heading “AVERAGE ANNUAL TOTAL RETURNS” within the “FUND PERFORMANCE” section on page 184 of the Prospectus is deleted and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/16)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

	One Year	Five Years	Since Inception (9/16/09)
Return Before Taxes	-0.54%	6.11%	7.05%
Return After Taxes On Distributions	-2.40%	3.96%	4.90%
Return After Taxes On Distributions and Sale of Fund Shares	0.25%	4.02%	4.81%
Wells Fargo Hybrid and Preferred Securities Aggregate Index (Index returns reflect no deduction for fees, expenses or taxes)	-0.18%	6.37%	7.34%

SPDR(R) Wells Fargo Preferred Stock ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	spdrst_SupplementTextBlock

SPDR® Series Trust

Supplement Dated November 13, 2017

to the Prospectus Dated October 31, 2017

SPDR Wells Fargo® Preferred Stock ETF

(the “Fund”)

The information under the heading “AVERAGE ANNUAL TOTAL RETURNS” within the “FUND PERFORMANCE” section on page 184 of the Prospectus is deleted and replaced with the following:

AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/16)

The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.

	One Year	Five Years	Since Inception (9/16/09)
Return Before Taxes	-0.54%	6.11%	7.05%
Return After Taxes On Distributions	-2.40%	3.96%	4.90%
Return After Taxes On Distributions and Sale of Fund Shares	0.25%	4.02%	4.81%
Wells Fargo Hybrid and Preferred Securities Aggregate Index (Index returns reflect no deduction for fees, expenses or taxes)	-0.18%	6.37%	7.34%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended 12/31/16)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
SPDR(R) Wells Fargo Preferred Stock ETF | SPDR(R) Wells Fargo Preferred Stock ETF
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.54%)
Five Years	rr_AverageAnnualReturnYear05	6.11%
Since Inception	rr_AverageAnnualReturnSinceInception	7.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2009
SPDR(R) Wells Fargo Preferred Stock ETF | Return After Taxes On Distributions | SPDR(R) Wells Fargo Preferred Stock ETF
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(2.40%)
Five Years	rr_AverageAnnualReturnYear05	3.96%
Since Inception	rr_AverageAnnualReturnSinceInception	4.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2009
SPDR(R) Wells Fargo Preferred Stock ETF | Return After Taxes On Distributions and Sale of Fund Shares | SPDR(R) Wells Fargo Preferred Stock ETF
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.25%
Five Years	rr_AverageAnnualReturnYear05	4.02%
Since Inception	rr_AverageAnnualReturnSinceInception	4.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2009
SPDR(R) Wells Fargo Preferred Stock ETF | Wells Fargo Hybrid and Preferred Securities Aggregate Index (Index returns reflect no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.18%)
Five Years	rr_AverageAnnualReturnYear05	6.37%
Since Inception	rr_AverageAnnualReturnSinceInception	7.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 16, 2009